GEOGRAPHIC AND SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Revenues by Geographic Location
	Year ended December 31,
	2025	2024	2023

Europe	$44,014	$35,140	$39,945
Asia and Oceania	19,236	24,010	20,547
Americas	19,092	14,163	16,542
Middle East and Africa	19,651	18,882	16,116

	$101,993	$92,195	$93,150

Schedule of Major Customers
	Year ended December 31,
	2025	2024	2023

1st Customer	-	-	15%

	-	-	15%

Schedule of Long-Lived Assets by Geographic Location
	December 31,
	2025	2024
Long-lived assets:
Israel	$10,978	$13,577
Other	554	856

	$11,532	$14,433